Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	May 02, 2023
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 10,326	$ 10,285	$ 10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,315	10,188	10,000
Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Benchmark
Account Value	$ 10,447	10,404	10,000
Bloomberg U.S. Long Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Credit Index
Account Value	$ 10,204	$ 10,413	$ 10,000